VOYA FUNDS TRUST

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 27, 2017

to the Funds’ Statement of Additional Information (“SAI”)

dated July 29, 2016

Effective April 3, 2017, Christine Hurtsellers will no longer serve as a portfolio manager for the Funds. David Goodson and Randall Parrish will be added as portfolio managers for Voya Intermediate Bond Fund and Voya Short Term Bond Fund. Sean Banai and Brian Timberlake will be added as portfolio managers for Voya Strategic Income Opportunities Fund. The Funds’ SAI is hereby revised as follows:

1.	All references to Christine Hurtsellers as a portfolio manager for the Funds are hereby deleted in their entirety.

2.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management” in the Funds’ SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sean Banai, CFA[1]	0	$0	18	$5,922,352,562	15	$7,096,677,107
David Goodson[1]	1	$115,176,865	0	$0	3	$148,771,566
Brian Timberlake, Ph.D., CFA[1]	4	$756,036,557	0	$0	0	$0

1 Information is as of December 31, 2016.

Ownership of Securities

Voya Intermediate Bond Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
David Goodson[1]	None
Randall Parrish, CFA[1]	None

Voya Short Term Bond Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
David Goodson[1]	None
Randall Parrish, CFA[1]	None

Voya Strategic Income Opportunities Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Sean Banai, CFA[1]	None
Brian Timberlake, Ph.D., CFA[1]	None

1 Information is as of December 31, 2016.

3.	The table in the sub-section entitled “Compensation” under the section entitled “Portfolio Management” in the Funds’ SAI is hereby revised to delete and replace the information with respect to each Fund with the following:

Compensation

Fund	Portfolio Manager	Benchmark
Voya Intermediate Bond Fund	David Goodson, Randall Parrish, CFA, and Matthew Toms, CFA	Bloomberg Barclays U.S. Aggregate Bond Index

Fund	Portfolio Manager	Benchmark
Voya Short Term Bond Fund	David Goodson, Randall Parrish, CFA, and Matthew Toms, CFA	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index

Fund	Portfolio Manager	Benchmark
Voya Strategic Income Opportunities Fund	Sean Banai, CFA, Brian Timberlake, Ph.D., CFA, and Matthew Toms, CFA	Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE